Parametric

Volatility Risk Premium - Defensive Fund

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 51.1%

Security	Shares	Value
Aerospace & Defense — 0.6%
Boeing Co. (The)(1)	6,257	$1,295,387
Huntington Ingalls Industries, Inc.	5,536	1,122,313
L3Harris Technologies, Inc.	8,081	1,862,994
Lockheed Martin Corp.	2,073	688,899
Raytheon Technologies Corp.	19,376	1,721,751

		$6,691,344

Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	12,467	$1,536,682
United Parcel Service, Inc., Class B	2,123	453,197

		$1,989,879

Airlines — 0.2%
Alaska Air Group, Inc.(1)	22,140	$1,168,992
American Airlines Group, Inc.(1)	36,250	696,000

		$1,864,992

Auto Components — 0.1%
BorgWarner, Inc.	23,022	$1,037,602

		$1,037,602

Automobiles — 1.1%
Tesla, Inc.(1)	10,445	$11,635,730

		$11,635,730

Banks — 2.5%
Bank of America Corp.	133,205	$6,364,535
Citigroup, Inc.	43,544	3,011,503
Fifth Third Bancorp	30,206	1,314,867
Huntington Bancshares, Inc.	62,582	985,041
JPMorgan Chase & Co.	48,259	8,198,722
KeyCorp.	67,464	1,569,887
People’s United Financial, Inc.	37,337	639,956
Regions Financial Corp.	68,510	1,622,317
Wells Fargo & Co.	41,557	2,126,056

		$25,832,884

Beverages — 0.8%
Brown-Forman Corp., Class B	10,034	$681,208
Coca-Cola Co. (The)	67,863	3,825,437
PepsiCo, Inc.	25,184	4,069,735

		$8,576,380

Biotechnology — 0.6%
AbbVie, Inc.	35,619	$4,084,431
Amgen, Inc.	9,280	1,920,681

		$6,005,112

Security	Shares	Value
Building Products — 0.2%
A.O. Smith Corp.	16,936	$1,237,513
Carrier Global Corp.	20,581	1,074,946

		$2,312,459

Capital Markets — 1.6%
Ameriprise Financial, Inc.	9,089	$2,746,060
CME Group, Inc.	5,381	1,186,780
Goldman Sachs Group, Inc. (The)	5,216	2,156,034
Invesco, Ltd.	97,310	2,472,647
MarketAxess Holdings, Inc.	2,149	878,232
Nasdaq, Inc.	8,689	1,823,560
S&P Global, Inc.	6,315	2,994,320
State Street Corp.	19,064	1,878,757

		$16,136,390

Chemicals — 0.9%
CF Industries Holdings, Inc.	13,525	$768,220
Ecolab, Inc.	5,343	1,187,321
FMC Corp.	9,977	908,007
Linde PLC	11,112	3,546,950
Sherwin-Williams Co. (The)	7,614	2,410,669

		$8,821,167

Commercial Services & Supplies — 0.2%
Republic Services, Inc.	12,680	$1,706,728

		$1,706,728

Communications Equipment — 0.5%
Arista Networks, Inc.(1)	1,340	$548,985
Cisco Systems, Inc.	57,164	3,199,469
F5 Networks, Inc.(1)	6,881	1,452,923

		$5,201,377

Construction & Engineering — 0.1%
Quanta Services, Inc.	10,636	$1,289,934

		$1,289,934

Consumer Finance — 0.2%
Synchrony Financial	44,187	$2,052,486

		$2,052,486

Containers & Packaging — 0.3%
Avery Dennison Corp.	6,757	$1,471,134
Packaging Corp. of America	6,949	954,584
Sealed Air Corp.	14,789	877,284

		$3,303,002

Distributors — 0.2%
LKQ Corp.(1)	28,980	$1,596,218

		$1,596,218

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	29,834	$8,562,656

		$8,562,656

Security	Shares	Value
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	30,408	$768,106
Verizon Communications, Inc.	73,431	3,891,109

		$4,659,215

Electric Utilities — 1.0%
Alliant Energy Corp.	24,864	$1,406,557
Duke Energy Corp.	18,644	1,901,874
Entergy Corp.	10,957	1,128,790
Evergy, Inc.	18,306	1,167,008
FirstEnergy Corp.	18,581	715,926
NextEra Energy, Inc.	42,173	3,598,622

		$9,918,777

Electrical Equipment — 0.2%
Eaton Corp. PLC	14,722	$2,425,597

		$2,425,597

Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity, Ltd.	13,241	$1,933,186

		$1,933,186

Entertainment — 1.0%
Netflix, Inc.(1)	8,070	$5,570,801
Walt Disney Co. (The)(1)	28,196	4,767,098

		$10,337,899

Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	7,796	$1,591,475
American Tower Corp.	9,127	2,573,540
Duke Realty Corp.	28,306	1,591,929
Equity Residential	19,782	1,709,165
Extra Space Storage, Inc.	8,799	1,736,659
Healthpeak Properties, Inc.	43,254	1,535,950
Mid-America Apartment Communities, Inc.	8,065	1,646,954
Public Storage	4,722	1,568,554

		$13,954,226

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	8,205	$4,033,085
Kroger Co. (The)	23,840	954,077
Walmart, Inc.	23,771	3,551,863

		$8,539,025

Food Products — 0.3%
Campbell Soup Co.	6,469	$258,437
Conagra Brands, Inc.	39,326	1,266,297
Hormel Foods Corp.	7,639	323,283
McCormick & Co., Inc., Non Voting Shares	15,115	1,212,676

		$3,060,693

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	34,305	$4,421,571
Boston Scientific Corp.(1)	34,808	1,501,269
Cooper Cos., Inc. (The)	3,606	1,503,413
Danaher Corp.	13,340	4,159,012

Security	Shares	Value
DENTSPLY SIRONA, Inc.	14,142	$809,064
IDEXX Laboratories, Inc.(1)	3,127	2,083,020
Intuitive Surgical, Inc.(1)	8,541	3,084,411
Medtronic PLC	28,331	3,395,754

		$20,957,514

Health Care Providers & Services — 1.2%
AmerisourceBergen Corp.	8,818	$1,075,972
Centene Corp.(1)	9,906	705,703
DaVita, Inc.(1)	11,097	1,145,654
Quest Diagnostics, Inc.	9,991	1,466,479
UnitedHealth Group, Inc.	15,978	7,357,390
Universal Health Services, Inc., Class B	6,456	801,190

		$12,552,388

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.(1)	24,202	$536,316
Expedia Group, Inc.(1)	9,522	1,565,512
McDonald’s Corp.	8,578	2,106,328
Royal Caribbean Cruises, Ltd.(1)	5,829	492,143
Starbucks Corp.	27,453	2,911,940
Wynn Resorts, Ltd.(1)	6,188	555,682

		$8,167,921

Household Durables — 0.3%
Leggett & Platt, Inc.	25,899	$1,213,368
Lennar Corp., Class A	15,957	1,594,583

		$2,807,951

Household Products — 0.7%
Clorox Co. (The)	4,479	$730,122
Procter & Gamble Co. (The)	42,179	6,031,175

		$6,761,297

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	15,260	$3,336,141

		$3,336,141

Insurance — 0.8%
Arthur J. Gallagher & Co.	10,737	$1,800,273
Assurant, Inc.	7,259	1,170,949
Everest Re Group, Ltd.	3,890	1,017,235
Globe Life, Inc.	10,227	910,407
Progressive Corp. (The)	18,233	1,729,947
Unum Group	50,946	1,297,595

		$7,926,406

Interactive Media & Services — 3.6%
Alphabet, Inc., Class A(1)	4,486	$13,282,687
Alphabet, Inc., Class C(1)	4,251	12,605,958
Meta Platforms, Inc., Class A(1)	36,471	11,800,922

		$37,689,567

Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc.(1)	6,286	$21,199,095
eBay, Inc.	14,642	1,123,334

		$22,322,429

Security	Shares	Value
IT Services — 2.1%
Accenture PLC, Class A	12,302	$4,413,835
Global Payments, Inc.	6,999	1,000,787
Mastercard, Inc., Class A	15,527	5,209,619
PayPal Holdings, Inc.(1)	23,455	5,455,398
Visa, Inc., Class A	28,964	6,133,706

		$22,213,345

Life Sciences Tools & Services — 0.9%
Bio-Techne Corp.	1,050	$549,833
IQVIA Holdings, Inc.(1)	7,874	2,058,421
Thermo Fisher Scientific, Inc.	7,984	5,054,431
Waters Corp.(1)	4,426	1,626,776

		$9,289,461

Machinery — 0.7%
Flowserve Corp.	18,592	$625,063
IDEX Corp.	6,856	1,525,940
PACCAR, Inc.	20,157	1,806,470
Stanley Black & Decker, Inc.	8,871	1,594,385
Westinghouse Air Brake Technologies Corp.	16,634	1,509,203

		$7,061,061

Media — 0.6%
Comcast Corp., Class A	65,304	$3,358,585
Discovery, Inc., Class A(1)(2)	25,749	603,556
DISH Network Corp., Class A(1)	13,205	542,329
ViacomCBS, Inc., Class B	40,540	1,468,359

		$5,972,829

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	73,906	$2,787,734

		$2,787,734

Multi-Utilities — 0.2%
CMS Energy Corp.	15,646	$944,236
WEC Energy Group, Inc.	11,345	1,021,731

		$1,965,967

Multiline Retail — 0.1%
Kohl’s Corp.	25,641	$1,244,358

		$1,244,358

Oil, Gas & Consumable Fuels — 1.4%
APA Corp.	42,707	$1,119,350
Chevron Corp.	23,065	2,640,712
Devon Energy Corp.	39,526	1,584,202
EOG Resources, Inc.	21,308	1,970,138
Exxon Mobil Corp.	53,967	3,479,252
HollyFrontier Corp.	39,132	1,322,662
Marathon Oil Corp.	67,041	1,094,109
ONEOK, Inc.	23,516	1,496,088

		$14,706,513

Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	36,835	$2,151,164
Eli Lilly & Co.	15,663	3,990,306

Security	Shares	Value
Johnson & Johnson	43,685	$7,115,413
Merck & Co., Inc.	49,468	4,355,657
Pfizer, Inc.	68,667	3,003,495

		$20,616,035

Professional Services — 0.3%
Jacobs Engineering Group, Inc.	11,293	$1,585,763
Verisk Analytics, Inc.	8,190	1,722,111

		$3,307,874

Road & Rail — 0.5%
J.B. Hunt Transport Services, Inc.	8,247	$1,626,226
Union Pacific Corp.	14,370	3,468,918

		$5,095,144

Semiconductors & Semiconductor Equipment — 2.9%
Broadcom, Inc.	8,114	$4,313,971
Intel Corp.	66,344	3,250,856
KLA Corp.	7,556	2,816,575
Lam Research Corp.	1,862	1,049,367
NVIDIA Corp.	42,208	10,791,319
Qorvo, Inc.(1)	8,382	1,410,104
QUALCOMM, Inc.	23,952	3,186,574
Texas Instruments, Inc.	19,119	3,584,430

		$30,403,196

Software — 5.2%
Adobe, Inc.(1)	8,784	$5,712,762
Intuit, Inc.	6,066	3,797,255
Microsoft Corp.	108,153	35,865,698
Oracle Corp.	37,463	3,594,200
salesforce.com, inc.(1)	17,895	5,362,953

		$54,332,868

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	6,070	$1,368,906
Home Depot, Inc. (The)	18,336	6,816,225
L Brands, Inc.	21,676	1,497,595
Lowe’s Cos., Inc.	8,583	2,006,877
Ross Stores, Inc.	7,466	845,151
Victoria’s Secret & Co.	7,225	364,646

		$12,899,400

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	224,803	$33,675,490
Western Digital Corp.(1)	16,191	846,627
Xerox Holdings Corp.	20,610	366,858

		$34,888,975

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	21,499	$3,596,568
Ralph Lauren Corp.	4,859	617,919
Under Armour, Inc., Class A(1)	24,807	544,762
Under Armour, Inc., Class C(1)	25,637	484,026

		$5,243,275

Security	Shares	Value
Tobacco — 0.3%
Philip Morris International, Inc.	33,982	$3,212,658

		$3,212,658

Trading Companies & Distributors — 0.2%
Fastenal Co.	21,371	$1,219,857
W.W. Grainger, Inc.	2,520	1,167,037

		$2,386,894

Water Utilities — 0.1%
American Water Works Co., Inc.	5,314	$925,593

		$925,593

Total Common Stocks (identified cost $271,513,975)		$530,519,752

Short-Term Investments — 49.1%

Affiliated Fund — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(3)	7,647,899	$7,647,899

Total Affiliated Fund (identified cost $7,647,899)		$7,647,899

Securities Lending Collateral — 0.1%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(4)	637,275	$637,275

Total Securities Lending Collateral (identified cost $637,275)		$637,275

U.S. Treasury Obligations — 48.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills:
0.00%, 12/2/21(5)	$49,000	$48,997,574
0.00%, 12/16/21	22,000	21,998,006
0.00%, 12/30/21(5)	27,000	26,996,460
0.00%, 7/14/22	64,500	64,458,881
0.00%, 10/6/22(2)	22,000	21,975,244

		$184,426,165

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
0.375%, 3/31/22(2)	$11,500	$11,513,265
1.375%, 1/31/22(2)	20,100	20,165,040
1.75%, 11/30/21	18,000	18,024,024
1.75%, 2/28/22	8,000	8,044,272
1.75%, 4/30/22(5)	19,000	19,156,335
1.75%, 5/15/22(5)	19,500	19,674,201
1.75%, 5/31/22	23,000	23,221,688
1.75%, 7/15/22	32,250	32,622,777
1.875%, 2/28/22	8,000	8,047,558
1.875%, 3/31/22(2)	27,000	27,198,842
1.875%, 7/31/22	32,250	32,677,019
2.125%, 12/31/21	17,400	17,457,677
2.125%, 5/15/22	21,500	21,735,741
2.25%, 4/15/22	20,800	21,001,976
2.375%, 3/15/22	35,500	35,798,809

		$316,339,224

Total U.S. Treasury Obligations (identified cost $500,821,608)		$500,765,389

Total Short-Term Investments (identified cost $509,106,782)		$509,050,563

Total Investments — 100.2% (identified cost $780,620,757)		$1,039,570,315

Total Written Options — (0.5)% (premiums received $2,704,569)		$(5,627,526)

Other Assets, Less Liabilities — 0.3%		$3,179,897

Net Assets — 100.0%		$1,037,122,686

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at October 31, 2021. The aggregate market value of securities on loan at October 31, 2021 was $55,996,932 and the total market value of the collateral received by the Fund was $57,286,856, comprised of cash of $637,275 and U.S. government and/or agencies securities of $56,649,581.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2021.

(4)	Represents investment of cash collateral received in connection with securities lending.

(5)	Security (or a portion thereof) has been pledged as collateral for written options.

Written Call Options — (0.4)%

Exchange-Traded Options — (0.4)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	100	$46,053,800	$4,545	11/1/21	$(606,000)
S&P 500 Index	100	46,053,800	4,595	11/1/21	(172,500)
S&P 500 Index	100	46,053,800	4,470	11/3/21	(1,359,500)
S&P 500 Index	90	41,448,420	4,630	11/3/21	(88,200)
S&P 500 Index	100	46,053,800	4,600	11/5/21	(309,000)
S&P 500 Index	90	41,448,420	4,650	11/5/21	(70,082)
S&P 500 Index	100	46,053,800	4,520	11/8/21	(956,000)
S&P 500 Index	90	41,448,420	4,655	11/10/21	(111,600)
S&P 500 Index	100	46,053,800	4,570	11/12/21	(640,000)
S&P 500 Index	65	29,934,970	4,650	11/17/21	(152,750)
S&P 500 Index	90	41,448,420	4,670	11/22/21	(187,200)
S&P 500 Index	90	41,448,420	4,700	11/26/21	(124,974)

Total					$(4,777,806)

Written Put Options — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	100	$46,053,800	$4,500	11/3/21	$(26,250)
S&P 500 Index	100	46,053,800	4,415	11/5/21	(23,250)
S&P 500 Index	100	46,053,800	4,515	11/5/21	(89,860)
S&P 500 Index	100	46,053,800	4,470	11/10/21	(108,500)
S&P 500 Index	100	46,053,800	4,280	11/12/21	(46,000)
S&P 500 Index	100	46,053,800	4,360	11/17/21	(115,000)
S&P 500 Index	100	46,053,800	4,395	11/22/21	(187,000)
S&P 500 Index	100	46,053,800	4,415	11/26/21	(253,860)

Total					$(849,720)

At October 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.

At October 31, 2021, the value of the Fund’s investment in affiliated funds was $7,647,899, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$5,138,768	$345,319,898	$(342,813,001)	$2,234	$—	$7,647,899	$12,742	7,647,899

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$530,519,752 *	$—	$—	$530,519,752
Short-Term Investments —
Affiliated Fund	—	7,647,899	—	7,647,899
Securities Lending Collateral	637,275	—	—	637,275
U.S. Treasury Obligations	—	500,765,389	—	500,765,389
Total Investments	$531,157,027	$508,413,288	$—	$1,039,570,315

Liability Description
Written Call Options	$(4,777,806)	$—	$—	$(4,777,806)
Written Put Options	(849,720)	—	—	(849,720)
Total	$(5,627,526)	$—	$—	$(5,627,526)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.